Business Segment Information (Segment Pre-Tax Income (Loss)) (Details) - USD ($) $ in Millions	3 Months Ended										12 Months Ended
	Dec. 31, 2015		Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014		Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Interest income	$ 510.4		$ 437.7	$ 283.8	$ 281.0	$ 306.2		$ 308.3	$ 309.8	$ 302.2	$ 1,512.9		$ 1,226.5		$ 1,255.2
Interest expense	(286.7)		(280.3)	(265.2)	(271.3)	(276.9)		(275.2)	(262.2)	(271.9)	(1,103.5)		(1,086.2)		(1,060.9)
Provision for credit losses	(57.6)		(49.9)	(18.4)	(34.6)	(15.0)		(38.2)	(10.2)	(36.7)	(160.5)		(100.1)		(64.9)
Rental income on operating leases	550.9		539.3	531.7	530.6	546.5		535.0	519.6	491.9	2,152.5		2,093.0		1,897.4
Other income (expense)	30.4		39.2	63.5	86.4	116.4		24.2	93.7	71.1	219.5		305.4		381.3
Depreciation on operating lease equipment	(166.8)		(159.1)	(157.8)	(156.8)	(153.2)		(156.4)	(157.3)	(148.8)	(640.5)		(615.7)		(540.6)
Maintenance and other operating lease expenses	(79.6)		$ (55.9)	$ (49.4)	$ (46.1)	(49.7)		$ (46.5)	$ (49.0)	$ (51.6)	(231.0)		(196.8)		(163.1)
Operating Expenses / loss on debt extinguishment											(1,170.9)		(945.3)		(970.2)
Income (loss) from continuing operations before (provision) benefit for income taxes											578.5		680.8		734.2
Loans	31,671.7					19,495.0					31,671.7		19,495.0		18,629.2
Credit balances of factoring clients	(1,344.0)					(1,622.1)					(1,344.0)		(1,622.1)		(1,336.1)
Assets for sale	2,092.4	[1]				1,218.1	[1]				2,092.4	[1]	1,218.1	[1]	1,003.4
Operating lease equipment, net	16,617.0	[1]				14,930.4	[1]				16,617.0	[1]	14,930.4	[1]	13,035.4
CIT Group Inc. [Member]
Interest income											435.1		560.3		636.6
Interest expense											(570.7)		(649.6)		(686.9)
Other income (expense)											128.8		103.8		(4.6)
Income (loss) from continuing operations before (provision) benefit for income taxes											636.0		153.9		129.0
Transportation Finance [Member]
Provision for credit losses											(14.5)		(5.5)
Loans	3,542.1					2,933.2					3,542.1		2,933.2
Transportation Finance [Member] | Operating Segments [Member]
Interest income											187.1		157.5		125.4
Interest expense											(582.4)		(558.8)		(482.1)
Provision for credit losses											(14.5)		(5.5)		8.6
Rental income on operating leases											2,018.5		1,955.7		1,674.0
Other income (expense)											97.0		51.8		72.5
Depreciation on operating lease equipment											(558.1)		(516.9)		(426.6)
Maintenance and other operating lease expenses											(231.0)		(196.8)		(163.0)
Operating Expenses / loss on debt extinguishment											(234.8)		(209.5)		(178.1)
Income (loss) from continuing operations before (provision) benefit for income taxes											681.8		677.5		630.7
Loans	3,542.1					2,933.2					3,542.1		2,933.2		1,767.4
Assets for sale	54.9					412.5					54.9		412.5		152.0
Operating lease equipment, net	16,358.0					14,664.8					16,358.0		14,664.8		12,771.8
Commercial Banking [Member]
Provision for credit losses											(131.0)		(63.5)
Loans	20,929.2					15,029.0					20,929.2		15,029.0
Commercial Banking [Member] | Operating Segments [Member]
Interest income											904.2		758.9		733.7
Interest expense											(264.9)		(240.7)		(269.6)
Provision for credit losses											(131.0)		(63.5)		(42.9)
Rental income on operating leases											97.3		83.7		89.9
Other income (expense)											270.5		306.1		290.3
Depreciation on operating lease equipment											(71.6)		(70.0)		(63.8)
Operating Expenses / loss on debt extinguishment											(556.5)		(474.5)		(456.7)
Income (loss) from continuing operations before (provision) benefit for income taxes											248.0		300.0		280.9
Loans	20,929.2					15,029.0					20,929.2		15,029.0		13,673.1
Credit balances of factoring clients	(1,344.0)					(1,622.1)					(1,344.0)		(1,622.1)		(1,336.1)
Assets for sale	414.9					22.8					414.9		22.8		38.2
Operating lease equipment, net	259.0					221.8					259.0		221.8		215.1
Consumer And Community Banking [Member]
Provision for credit losses											(8.7)
Loans	7,200.4										7,200.4
Consumer And Community Banking [Member] | Operating Segments [Member]
Interest income											183.4
Interest expense											(27.0)
Provision for credit losses											(8.7)
Rental income on operating leases
Other income (expense)											5.4
Depreciation on operating lease equipment
Maintenance and other operating lease expenses
Operating Expenses / loss on debt extinguishment											(143.7)
Income (loss) from continuing operations before (provision) benefit for income taxes											9.4
Loans	7,200.4										7,200.4
Credit balances of factoring clients
Assets for sale	45.1										45.1
Operating lease equipment, net
Non-Strategic Portfolios [Member]
Provision for credit losses											(6.3)		(30.9)
Loans						1,532.8							1,532.8
Non-Strategic Portfolios [Member] | Operating Segments [Member]
Interest income											184.9		295.9		381.6
Interest expense											(121.3)		(218.4)		(248.2)
Provision for credit losses											(6.3)		(30.9)		(30.7)
Rental income on operating leases											36.7		53.6		133.5
Other income (expense)											(97.0)		(27.8)		11.4
Depreciation on operating lease equipment											(10.8)		(28.8)		(50.2)
Maintenance and other operating lease expenses															(0.1)
Operating Expenses / loss on debt extinguishment											(123.8)		(180.9)		(261.7)
Income (loss) from continuing operations before (provision) benefit for income taxes											(137.6)		(137.3)		(64.4)
Loans						1,532.8							1,532.8		3,188.7
Assets for sale	$ 1,577.5					782.8					1,577.5		782.8		813.2
Operating lease equipment, net						$ 43.8							43.8		48.5
Corporate And Other [Member]
Provision for credit losses													(0.2)
Corporate And Other [Member] | Corporate, Non-Segment [Member]
Interest income											53.3		14.2		14.5
Interest expense											(107.9)		(68.3)		(61.0)
Provision for credit losses													(0.2)		0.1
Other income (expense)											(56.4)		(24.7)		7.1
Operating Expenses / loss on debt extinguishment											(112.1)		(80.4)		(73.7)
Income (loss) from continuing operations before (provision) benefit for income taxes											$ (223.1)		$ (159.4)		$ (113.0)

[1]	The following table presents information on assets and liabilities related to Variable Interest Entities (VIEs) that are consolidated by the Company. The difference between VIE total assets and total liabilities represents the Company's interests in those entities, which were eliminated in consolidation. The assets of the consolidated VIEs will be used to settle the liabilities of those entities and, except for the Company's interest in the VIEs, are not available to the creditors of CIT or any affiliates of CIT.